Note 32 Interest expense breakdown by origin (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest expense by origin [Line Items]
Interest expense on financial liabilities designated at fair value through profit or loss	€ 2,660	€ 2,058
Interest Expense For Financial Liabilities Measured At Amortised Cost	13,613	12,975
Interest Expense For Adjustment Interest On Accounting Coverage	37	280
Interest Expense On Chargeable Cost To Pension Funds	162	119
Other Interest Expense	494	429
Interest expense	16,966	15,861
Interest Expense For Insurance Activity	€ 523	€ 478